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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                            811-03833

Eclipse Funds Inc.
(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

 (Address of principal executive offices)                                                                                                                     (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054
(Name and address of agent for service)

Registrant's telephone number, including area code:                                                                                     800-624-6782

Date of fiscal year end:                                           October 31

Date of reporting period:                                           July 31, 2011

Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2011 is filed herewith.

MainStay High Yield Opportunities Fund
Portfolio of Investments ††† July 31, 2011 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 97.8%†
Asset-Backed Securities 4.0%
Airlines 0.7%
America West Airlines Pass-Through Trust Series 2000-1, Class G 8.057%, due 7/2/20	$1,843,875	$1,917,629
American Airlines Pass-Through Trust
Series 2001-1, Class A1 6.977%, due 11/23/22	1,743,263	1,464,341
Series 2001-1, Class C 7.379%, due 5/23/16	287,124	248,362
Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21	1,982,365	2,061,659
Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19	957,337	976,484
United Air Lines, Inc. Series 2009-2, Class A 9.75%, due 1/15/17	1,338,460	1,519,152
		8,187,627
Home Equity 2.5%
Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.247%, due 10/25/36 (a)	4,290,882	3,438,323
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.257%, due 5/25/37 (a)	1,272,409	1,130,229
Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.247%, due 4/25/37 (a)	280,465	262,428
First NLC Trust Series 2007-1, Class A1 0.257%, due 8/25/37 (a)(b)	1,366,544	694,180
GSAA Home Equity Trust
Series 2006-14, Class A1 0.237%, due 9/25/36 (a)	563,990	246,253
Series 2006-18, Class AV1 0.257%, due 11/25/36 (a)	134,497	62,468
Series 2007-5, Class 2A1A 0.307%, due 5/25/37 (a)	592,301	392,813
Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.317%, due 4/25/37 (a)	880,315	621,326
HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class 2A1 0.237%, due 12/25/36 (a)	21,755	21,651
Series 2007-NC1, Class A1 0.287%, due 4/25/37 (a)	3,461,261	2,986,490
JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.287%, due 3/25/47 (a)	1,278,965	887,155
Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.297%, due 3/25/37 (a)	3,049,229	1,563,062
Morgan Stanley ABS Capital I, Inc.
Series 2006-HE6, Class A2B 0.287%, due 9/25/36 (a)	2,643,335	2,312,255
Series 2006-HE8, Class A2B 0.287%, due 10/25/36 (a)	406,436	266,078
Series 2007-NC2, Class A2FP 0.337%, due 2/25/37 (a)	2,651,059	1,678,783
Option One Mortgage Loan Trust Series 2006-2, Class 2A2 0.287%, due 7/25/36 (a)	1,470,249	968,393
Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37	3,386,854	2,192,087
Securitized Asset Backed Receivables LLC Trust
Series 2006-FR4, Class A2A 0.267%, due 8/25/36 (a)	3,519,458	1,097,923
Series 2007-BR4, Class A2A 0.277%, due 5/25/37 (a)	1,471,212	612,061
Soundview Home Equity Loan Trust
Series 2007-OPT1, Class 2A1 0.267%, due 6/25/37 (a)	3,510,379	3,030,331
Series 2006-EQ2, Class A2 0.297%, due 1/25/37 (a)	3,874,863	3,347,432
		27,811,721
Student Loans 0.8%
JP Morgan Mortgage Acquisition Corp. Series 2007-CH2, Class AF2 5.478%, due 2/25/26	3,258,311	2,604,590
Keycorp Student Loan Trust
Series 2006-A, Class 2A2 0.327%, due 6/27/25 (a)	2,172,318	2,142,146
Series 2000-A, Class A2 0.577%, due 5/25/29 (a)	4,590,971	4,188,388
		8,935,124
Total Asset-Backed Securities (Cost $46,869,913)		44,934,472

Convertible Bond 0.1%
Holding Company - Diversified 0.1%
Icahn Enterprises, L.P. 4.00%, due 8/15/13 (a)	1,125,000	1,084,331

Total Convertible Bond (Cost $987,932)		1,084,331

	Corporate Bonds 65.9%
	Advertising 0.2%
	Lamar Media Corp. Series C 6.625%, due 8/15/15	2,360,000	2,386,550

	Aerospace & Defense 2.3%
	Alliant Techsystems, Inc.
	6.75%, due 4/1/16 (c)(d)	2,200,000	2,260,500
	6.875%, due 9/15/20 (c)	4,500,000	4,680,000
	BE Aerospace, Inc. 6.875%, due 10/1/20	1,670,000	1,795,250
	Ducommun, Inc. 9.75%, due 7/15/18 (b)	5,400,000	5,548,500
	L-3 Communications Corp. Class B 6.375%, due 10/15/15 (c)(d)	4,200,000	4,310,250
	TransDigm, Inc. 7.75%, due 12/15/18 (b)	7,215,000	7,683,975
			26,278,475
	Airlines 1.8%
	American Airlines Pass-Through Trust Series 2001-1, Class B 7.377%, due 5/23/19	1,162,770	976,727
	Continental Airlines, Inc.
	7.875%, due 1/2/20	2,823,272	2,795,040
	9.798%, due 4/1/21	1,335,856	1,382,611
	Delta Air Lines, Inc.
	Series 2010-2, Class B Pass Through Trust 6.75%, due 11/23/15 (c)	4,000,000	3,840,000
	12.25%, due 3/15/15 (b)	3,379,000	3,763,361
	U.S. Airways Group, Inc. Series A 6.25%, due 4/22/23	1,000,000	960,000
	UAL 2009-2B Pass Through Trust 12.00%, due 1/15/16 (b)	3,415,490	3,739,961
	United Air Lines, Inc. 12.00%, due 11/1/13 (b)	2,300,000	2,443,750
			19,901,450
	Auto Manufacturers 0.5%
¤	Ford Motor Co.
	7.50%, due 8/1/26	255,000	269,080
	8.90%, due 1/15/32	410,000	495,689
	9.98%, due 2/15/47 (c)	2,000,000	2,459,602
	General Motors Corp. (Escrow Shares)
	7.375%, due 5/23/48 (e)(f)(g)	350,000	5,939
	8.375%, due 7/15/33 (e)(f)(g)	16,275,000	283,581
	8.80%, due 3/1/21 (e)(f)(g)	488,000	8,445
	9.40%, due 7/15/21 (e)(f)(g)	2,000,000	35,086
	Navistar International Corp. 8.25%, due 11/1/21	2,000,000	2,175,000
			5,732,422
	Auto Parts & Equipment 1.6%
	Commercial Vehicle Group, Inc. 7.875%, due 4/15/19 (b)	4,075,000	4,064,812
	Goodyear Tire & Rubber Co. (The)
	8.25%, due 8/15/20	1,525,000	1,673,688
	10.50%, due 5/15/16	1,908,000	2,148,885
	Pinafore LLC/Pinafore, Inc. 9.00%, due 10/1/18 (b)	4,565,000	4,987,262
	Pittsburgh Glass Works LLC 8.50%, due 4/15/16 (b)	4,770,000	4,948,875
			17,823,522
	Banks 6.1%
	ABN Amro North American Holding Preferred Capital Repackage Trust I 6.523%, due 12/29/49 (a)(b)	3,500,000	3,202,500
¤	Ally Financial, Inc.
	6.75%, due 12/1/14	6,000,000	6,300,000
	7.50%, due 9/15/20	19,645,000	20,627,250
	BAC Capital Trust XIV 5.63%, due 9/29/49 (a)	1,000,000	727,500
	Bank of America Corp. 8.00%, due 12/29/49 (a)	504,000	519,075
	Capital One Capital IV 6.745%, due 2/5/82 (a)(c)	2,975,000	2,989,875
¤	CIT Group, Inc.
	7.00%, due 5/1/15	941	943
	7.00%, due 5/4/15 (b)	848,000	850,120
	7.00%, due 5/1/16	904	906
	7.00%, due 5/2/16 (b)	2,190,000	2,195,475
	7.00%, due 5/1/17	1,024	1,027
	7.00%, due 5/2/17 (b)	13,198,000	13,230,995
	Deutsche Postbank Funding Trust IV 5.983%, due 6/29/49 (a)	€7,600,000	8,900,154
	Fifth Third Capital Trust IV 6.50%, due 4/15/67 (a)(c)	$2,105,000	2,047,112
	SunTrust Bank 7.25%, due 3/15/18 (c)	2,000,000	2,329,872
	Wachovia Capital Trust III 5.57%, due 3/29/49 (a)	1,000,000	932,500
	Wells Fargo & Co. 7.98%, due 3/29/49 (a)	770,000	824,863
	Whitney National Bank 5.875%, due 4/1/17	2,000,000	2,152,706
			67,832,873
	Building Materials 1.8%
	Associated Materials LLC 9.125%, due 11/1/17	7,565,000	7,640,650
	Boise Cascade LLC 7.125%, due 10/15/14 (c)	3,440,000	3,414,200
	Texas Industries, Inc. 9.25%, due 8/15/20	5,500,000	5,410,625
	USG Corp.
	6.30%, due 11/15/16	1,625,000	1,397,500
	8.375%, due 10/15/18 (b)	2,025,000	1,974,375
			19,837,350
	Chemicals 2.7%
	CF Industries, Inc. 6.875%, due 5/1/18 (c)	2,900,000	3,309,625
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18 (c)	5,435,000	5,761,100
	Huntsman International LLC
	Series Reg S 6.875%, due 11/15/13	€1,000,000	1,462,764
	8.625%, due 3/15/20	$2,150,000	2,391,875
	8.625%, due 3/15/21	2,700,000	3,007,125
	Lyondell Chemical Co. 11.00%, due 5/1/18	1,516,673	1,717,632
	Momentive Performance Materials, Inc. 9.00%, due 1/15/21	4,000,000	4,120,000
	Nalco Co. 6.625%, due 1/15/19 (b)	3,030,000	3,401,175
	Vertellus Specialties, Inc. 9.375%, due 10/1/15 (b)	4,360,000	4,507,150
			29,678,446
	Coal 1.4%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19 (c)	5,100,000	5,259,375
	6.25%, due 6/1/21	835,000	864,225
	Arch Coal, Inc.
	7.00%, due 6/15/19 (b)	4,450,000	4,661,375
	7.25%, due 10/1/20	2,241,000	2,344,646
	Arch Western Finance LLC 6.75%, due 7/1/13 (c)(d)	1,071,000	1,077,694
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17 (c)	1,000,000	1,070,000
			15,277,315
	Commercial Services 4.1%
	Aramark Corp. 8.50%, due 2/1/15	2,000,000	2,080,000
	Aramark Holdings Corp. 8.625%, due 5/1/16 (b)(h)	1,595,000	1,642,850
	Avis Budget Car Rental LLC
	7.625%, due 5/15/14	536,000	546,720
	8.25%, due 1/15/19	3,925,000	4,047,656
	9.625%, due 3/15/18	2,000,000	2,167,500
	Corrections Corp. of America 6.25%, due 3/15/13 (c)(d)	2,200,000	2,202,750
	Ford Holdings LLC 9.30%, due 3/1/30 (c)	2,475,000	3,147,581
	Ford Holdings, Inc. 9.375%, due 3/1/20	210,000	247,642
	Hertz Corp. (The)
	7.375%, due 1/15/21 (b)	3,345,000	3,420,263
	7.50%, due 10/15/18 (b)	3,140,000	3,242,050
	Iron Mountain, Inc.
	6.75%, due 10/15/18	€3,500,000	4,878,273
	8.00%, due 6/15/20	$3,175,000	3,333,750
	Stewart Enterprises, Inc. 6.50%, due 4/15/19	4,850,000	4,898,500
¤	United Rentals North America, Inc.
	8.375%, due 9/15/20 (c)	1,825,000	1,898,000
	9.25%, due 12/15/19	7,195,000	8,049,406
			45,802,941
	Computers 0.3%
	SunGard Data Systems, Inc.
	7.375%, due 11/15/18	2,000,000	2,030,000
	10.25%, due 8/15/15	1,030,000	1,068,625
			3,098,625
	Diversified Financial Services 0.9%
	GE Capital Trust II 5.50%, due 9/15/67 (a)	€3,345,000	4,445,946
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)	2,828,000	3,657,196
	General Electric Capital Corp.
	Series Reg S 5.50%, due 9/15/67 (a)	1,000,000	1,323,815
	6.50%, due 9/15/67 (a)	£405,000	658,140
			10,085,097
	Electric 2.1%
	Calpine Corp.
	7.25%, due 10/15/17 (b)	$2,360,000	2,419,000
	7.875%, due 7/31/20 (b)	5,500,000	5,802,500
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	4,322,000	4,560,332
	NRG Energy, Inc.
	7.625%, due 1/15/18 (b)	7,760,000	7,895,800
	8.25%, due 9/1/20	1,000,000	1,030,000
	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.50%, due 10/1/20 (b)	2,500,000	2,312,500
			24,020,132
	Entertainment 1.1%
	Isle of Capri Casinos, Inc.
	7.00%, due 3/1/14	1,675,000	1,675,000
	7.75%, due 3/15/19 (b)	5,120,000	5,222,400
	Mohegan Tribal Gaming Authority 7.125%, due 8/15/14	1,000,000	677,500
	Pinnacle Entertainment, Inc.
	7.50%, due 6/15/15	2,885,000	2,971,550
	8.75%, due 5/15/20	2,000,000	2,140,000
			12,686,450
	Environmental Controls 0.3%
	EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18	3,015,000	3,188,363

	Finance - Auto Loans 0.8%
	Ford Motor Credit Co. LLC 8.00%, due 12/15/16	6,530,000	7,479,005
	GMAC LLC 7.00%, due 2/1/12 (c)	1,000,000	1,023,100
			8,502,105
	Finance - Consumer Loans 2.4%
	American General Finance Corp.
	4.125%, due 11/29/13	€1,500,000	2,005,731
	6.50%, due 9/15/17	$3,000,000	2,730,000
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)(c)	5,980,000	5,531,500
	SLM Corp.
	4.75%, due 3/17/14	€1,750,000	2,484,328
	8.00%, due 3/25/20	$6,000,000	6,573,918
	Springleaf Finance Corp. 6.90%, due 12/15/17	8,090,000	7,574,263
			26,899,740
	Finance - Credit Card 0.1%
	Capital One Capital III 7.686%, due 8/15/36 (c)	1,000,000	1,022,500

	Finance - Other Services 0.9%
¤	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	7.75%, due 1/15/16 (c)	6,200,000	6,432,500
	8.00%, due 1/15/18	3,500,000	3,613,750
			10,046,250
	Food 0.3%
	Smithfield Foods, Inc. 7.75%, due 7/1/17	3,528,000	3,730,860

	Forest Products & Paper 0.0%‡
	NewPage Corp. 10.00%, due 5/1/12	1,000,000	243,750

	Health Care - Products 0.5%
	Alere, Inc.
	8.625%, due 10/1/18	2,000,000	2,060,000
	9.00%, due 5/15/16	1,500,000	1,561,875
	Bausch & Lomb, Inc. 9.875%, due 11/1/15 (c)(d)	1,825,000	1,929,938
			5,551,813
	Health Care - Services 1.4%
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17 (c)(d)	2,100,000	2,247,000
	HCA Holdings, Inc. 7.75%, due 5/15/21 (b)	2,500,000	2,543,750
¤	HCA, Inc.
	6.50%, due 2/15/16 (c)	9,200,000	9,407,000
	7.50%, due 2/15/22	1,700,000	1,725,500
			15,923,250
	Home Builders 3.8%
	Beazer Homes USA, Inc.
	6.875%, due 7/15/15 (c)	1,400,000	1,200,500
	8.125%, due 6/15/16 (c)	4,000,000	3,420,000
	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16	7,305,000	6,775,387
	Lennar Corp. 5.60%, due 5/31/15	4,225,000	4,182,750
	Meritage Homes Corp. 6.25%, due 3/15/15	9,177,000	9,119,644
	Pulte Group, Inc.
	7.625%, due 10/15/17	2,870,000	2,981,213
	7.875%, due 6/15/32	5,295,000	4,831,687
	Shea Homes, L.P./Shea Homes Funding Corp. 8.625%, due 5/15/19 (b)	5,500,000	5,486,250
	Standard Pacific Corp. 8.375%, due 5/15/18	3,950,000	3,979,625
			41,977,056
	Household Products & Wares 1.2%
¤	Reynolds Group Issuer, Inc.
	8.25%, due 2/15/21 (b)	1,600,000	1,476,000
	8.50%, due 10/15/16 (b)	1,500,000	1,563,750
	8.75%, due 5/15/18 (b)	5,175,000	4,968,000
	9.00%, due 4/15/19 (b)	1,315,000	1,308,425
	9.875%, due 8/15/19 (b)	4,205,000	4,231,281
			13,547,456
	Insurance 3.8%
¤	American International Group, Inc.
	4.875%, due 3/15/67 (a)	€8,400,000	9,474,914
	Series A2 5.75%, due 3/15/67 (a)	£4,200,000	5,618,687
	Series Reg S 8.00%, due 5/22/38 (a)	€3,750,000	5,307,547
	8.175%, due 5/15/68 (a)(c)	$4,000,000	4,360,000
	Series Reg S 8.625%, due 5/22/68 (a)	£1,000,000	1,670,177
	Hartford Financial Services Group, Inc. 6.00%, due 1/15/19	$1,450,000	1,576,495
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (b)	3,000,000	3,030,000
	10.75%, due 6/15/88 (a)(b)	2,000,000	2,645,000
	Lincoln National Corp.
	6.05%, due 4/20/67 (a)(c)	3,000,000	2,850,000
	7.00%, due 5/17/66 (a)(c)	1,840,000	1,858,400
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (b)	2,000,000	2,328,454
	9.25%, due 6/15/39 (b)	1,000,000	1,342,526
			42,062,200
	Iron & Steel 0.8%
	AK Steel Corp. 7.625%, due 5/15/20 (c)	3,985,000	4,074,663
	United States Steel Corp.
	7.00%, due 2/1/18	2,145,000	2,155,725
	7.375%, due 4/1/20	2,855,000	2,965,631
			9,196,019
	Lodging 2.6%
	Caesars Entertainment Operating Co., Inc. 12.75%, due 4/15/18	1,720,000	1,720,000
	Harrah's Operating Co., Inc.
	6.50%, due 6/1/16	1,050,000	832,125
	10.00%, due 12/15/18	7,456,000	6,668,142
	10.75%, due 2/1/16 (c)	791,000	775,180
¤	MGM Mirage, Inc.
	5.875%, due 2/27/14	90,000	88,200
	6.625%, due 7/15/15	3,390,000	3,262,875
	7.50%, due 6/1/16	7,470,000	7,283,250
	MGM Resorts International 11.125%, due 11/15/17	600,000	691,500
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875%, due 11/1/17 (c)	6,500,000	7,231,250
			28,552,522
	Machinery - Construction & Mining 0.7%
	Terex Corp. 8.00%, due 11/15/17	8,110,000	8,262,063

	Media 2.5%
	CCH II LLC/CCH II Capital Corp. 13.50%, due 11/30/16	1,441,111	1,700,511
	CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, due 10/30/17 (c)	3,500,000	3,692,500
	Clear Channel Communications, Inc.
	6.875%, due 6/15/18	945,000	595,350
	7.25%, due 10/15/27	575,000	296,125
	9.00%, due 3/1/21 (b)	4,000,000	3,780,000
	Clear Channel Worldwide Holdings, Inc. 9.25%, due 12/15/17 (c)	3,000,000	3,262,500
	CSC Holdings, Inc. 8.50%, due 6/15/15 (c)	3,500,000	3,780,000
¤	DISH DBS Corp.
	6.75%, due 6/1/21 (b)	5,120,000	5,286,400
	7.125%, due 2/1/16 (c)	5,000,000	5,337,500
			27,730,886
	Metal Fabricate & Hardware 0.3%
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	1,875,000	1,790,625
	8.75%, due 9/1/20	1,845,000	2,011,050
			3,801,675
	Mining 1.1%
	Aleris International, Inc.
	6.00%, due 6/1/20 (b)(f)(g)	11,797	11,797
	7.625%, due 2/15/18 (b)	6,370,000	6,465,550
	Century Aluminum Co. 8.00%, due 5/15/14 (c)	3,080,500	3,203,720
	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17 (c)(d)	2,200,000	2,403,500
			12,084,567
	Miscellaneous - Manufacturing 0.8%
	American Railcar Industries, Inc. 7.50%, due 3/1/14	3,985,000	4,044,775
	Polypore International, Inc. 7.50%, due 11/15/17	4,650,000	4,940,625
			8,985,400
	Office Furnishings 0.2%
	Interface, Inc. 7.625%, due 12/1/18	1,700,000	1,810,500

	Oil & Gas 2.8%
	Chesapeake Energy Corp. 6.875%, due 8/15/18 (c)	5,000,000	5,400,000
	Concho Resources, Inc./Midland,TX
	6.50%, due 1/15/22 (c)	5,500,000	5,747,500
	7.00%, due 1/15/21 (c)	2,875,000	3,097,812
	Hilcorp Energy I, L.P./Hilcorp Finance Co. 7.625%, due 4/15/21 (b)	4,770,000	5,056,200
	Linn Energy LLC/Linn Energy Finance Corp.
	7.75%, due 2/1/21 (b)	2,650,000	2,822,250
	8.625%, due 4/15/20	5,420,000	6,002,650
	Swift Energy Co. 8.875%, due 1/15/20	1,074,000	1,170,660
	Tesoro Corp. 6.25%, due 11/1/12 (c)(d)	2,200,000	2,310,000
			31,607,072
	Oil & Gas Services 2.0%
	Basic Energy Services, Inc.
	7.125%, due 4/15/16	2,000,000	2,035,000
	7.75%, due 2/15/19 (b)	4,265,000	4,371,625
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21 (b)	4,985,000	5,134,550
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (b)	3,053,000	3,205,650
	Hornbeck Offshore Services, Inc.
	Class B 6.125%, due 12/1/14 (c)(d)	2,000,000	2,000,000
	8.00%, due 9/1/17	6,015,000	6,150,337
			22,897,162
Packaging & Containers 0.9%
Ball Corp. 6.625%, due 3/15/18 (c)	1,950,000	2,010,938
CB Smurfit Stone 8.00%, due 3/15/17	2,000,000	52,500
Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	3,000,000	3,277,500
Packaging Dynamics Corp. 8.75%, due 2/1/16 (b)	4,500,000	4,635,000
		9,975,938
Pharmaceuticals 0.2%
Mylan, Inc. 6.00%, due 11/15/18 (b)	2,750,000	2,811,875

Pipelines 1.5%
Dynegy Holdings, Inc. 8.75%, due 2/15/12 (c)(d)	545,000	525,925
Energy Transfer Equity, L.P. 7.50%, due 10/15/20 (c)	6,575,000	7,035,250
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
6.50%, due 8/15/21	450,000	469,125
8.75%, due 4/15/18 (c)	2,050,000	2,244,750
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.
6.875%, due 2/1/21 (b)	4,500,000	4,500,000
7.875%, due 10/15/18 (b)	1,805,000	1,890,738
		16,665,788
Retail 1.0%
Inergy LP/Inergy Finance Corp. 7.00%, due 10/1/18	4,700,000	4,794,000
Nordstrom, Inc. 6.25%, due 1/15/18 (c)	3,000,000	3,542,217
PVH Corp. 7.375%, due 5/15/20	3,000,000	3,232,500
		11,568,717
Semiconductors 0.8%
Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (b)	7,750,000	8,447,500

Shipbuilding 0.3%
Huntington Ingalls Industries, Inc. 6.875%, due 3/15/18 (b)	3,135,000	3,229,050

Software 0.8%
Fidelity National Information Services, Inc. 7.875%, due 7/15/20 (c)	3,000,000	3,202,500
First Data Corp. 8.875%, due 8/15/20 (b)	5,500,000	5,885,000
		9,087,500
Telecommunications 4.0%
Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29 (c)	3,735,000	3,370,838
American Tower Corp. 7.00%, due 10/15/17 (c)(d)	1,100,000	1,296,855
CommScope, Inc. 8.25%, due 1/15/19 (b)	9,175,000	9,542,000
Crown Castle International Corp. 7.125%, due 11/1/19	2,000,000	2,132,500
EH Holding Corp. 7.625%, due 6/15/21 (b)	5,601,000	5,769,030
Frontier Communications Corp.
7.05%, due 10/1/46	470,000	398,325
8.50%, due 4/15/20	3,935,000	4,318,662
MetroPCS Wireless, Inc.
6.625%, due 11/15/20	1,550,000	1,553,875
7.875%, due 9/1/18	2,740,000	2,914,675
Sprint Nextel Corp. 8.375%, due 8/15/17 (c)	9,000,000	9,832,500
Viasat, Inc. 8.875%, due 9/15/16	3,815,000	4,005,750
		45,135,010
Transportation 0.2%
PHI, Inc. 8.625%, due 10/15/18 (c)	2,425,000	2,485,625

Total Corporate Bonds (Cost $709,333,116)		737,471,860

Foreign Bonds 8.6%
Banks 2.7%
ABN Amro Bank N.V. 4.31%, due 2/28/49 (a)	€5,000,000	5,603,907
EGG Banking PLC 7.50%, due 5/29/49 (a)	£4,662,000	7,449,602
HBOS Capital Fund L.P. Series A 6.461%, due 11/29/49 (a)	2,000,000	2,445,763
HT1 Funding GmbH 6.352%, due 7/29/49 (a)	€8,050,000	8,623,228
IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13	3,200,000	3,655,472
Lloyds TSB Bank PLC 13.00%, due 1/29/49	£1,000,000	2,051,814
		29,829,786
Building Materials 0.0%‡
PERI GmbH 5.625%, due 12/15/11	€350,000	502,915

Chemicals 0.4%
Ineos Group Holdings PLC Series Reg S 7.875%, due 2/15/16	3,000,000	4,159,823

Commercial Services 0.4%
Hertz Holdings Netherlands B.V. Series Reg S 8.50%, due 7/31/15	3,000,000	4,461,572

Electric 0.2%
Intergen N.V.
8.50%, due 6/30/17	500,000	750,780
Series Reg S 9.50%, due 6/30/17	£875,000	1,540,399
		2,291,179
Finance - Auto Loans 0.1%
Ally Credit Canada, Ltd. Series E 6.00%, due 5/23/12	€405,000	583,143

Finance - Mortgage Loan/Banker 0.8%
Northern Rock Asset Management PLC
Series E 4.574%, due 1/13/15 (a)	£1,360,000	1,785,899
9.375%, due 10/17/21	5,000,000	6,894,095
		8,679,994
Holding Company - Diversified 0.1%
Stena AB Series Reg S 7.875%, due 3/15/20	€1,000,000	1,250,102

Home Builders 0.3%
Taylor Wimpey PLC 10.375%, due 12/31/15	£2,150,000	3,767,336

Insurance 0.8%
ING Groep N.V.
4.176%, due 6/29/49 (a)	€1,600,000	1,890,960
5.14%, due 3/29/49 (a)	£5,000,000	6,770,986
		8,661,946
Leisure Time 0.2%
Royal Caribbean Cruises, Ltd. Series Reg S 5.625%, due 1/27/14	€1,050,000	1,493,657
TUI A.G. 5.125%, due 12/10/12	1,000,000	1,440,491
		2,934,148
Media 0.5%
EN Germany Holdings B.V. 10.75%, due 11/15/15	4,210,000	5,979,779

Packaging & Containers 1.5%
Ardagh Packaging Finance PLC Series Reg S 9.25%, due 10/15/20	5,700,000	8,149,374
Rexam PLC 6.75%, due 6/29/67 (a)	6,300,000	8,803,523
		16,952,897
Real Estate 0.5%
Prologis International Funding S.A. 7.625%, due 10/23/14	3,500,000	5,257,974

Telecommunications 0.1%
Virgin Media Finance PLC 9.50%, due 8/15/16	500,000	806,460

Total Foreign Bonds (Cost $89,083,213)		96,119,054

Loan Assignments & Participations 5.9% (i)
Aerospace & Defense 0.5%
Hawker Beechcraft Acquisition Co. LLC
Term Loan 2.195%, due 3/26/14	$894,764	733,930
LC Facility Deposits 2.246%, due 3/26/14	55,330	45,385
U.S. Airways Group, Inc. Term Loan 2.687%, due 3/21/14	4,930,556	4,452,139
		5,231,454
Auto Manufacturers 1.1%
Allison Transmission, Inc. Term Loan B 2.94%, due 8/7/14	5,815,642	5,688,826
Federal-Mogul Corp. Term Loan B 2.128%, due 12/29/14	7,243,702	6,900,922
		12,589,748
Buildings & Real Estate 0.3%
Realogy Corp.
Extended Letter of Credit 4.436%, due 10/10/16	517,507	465,325
Extended Term Loan 4.518%, due 10/10/16	3,066,551	2,757,341
		3,222,666
Commercial Services 0.1%
Aramark Corp.
Synthetic Letter of Credit 2.061%, due 1/27/14		31,723	31,168
Term Loan 2.121%, due 1/27/14		393,803	386,912
Extended Letter of Credit 3.436%, due 7/26/16		57,145	56,716
Extended Term Loan B 3.496%, due 7/26/16		868,929	862,412
			1,337,208
Computers 0.1%
SunGard Data Systems, Inc. Tranche B 3.853%, due 2/26/16		953,241	947,879

Diversified/Conglomerate Manufacturing 0.5%
Georgia-Pacific Corp. New Term Loan B 2.25%, due 12/21/12		703,201	701,736
Nortek, Inc. Term Loan 5.25%, due 4/12/17		2,793,000	2,790,673
Walter Industries, Inc. Term Loan B 4.00%, due 4/2/18		1,995,000	1,994,320
			5,486,729
Energy - Alternate Sources 0.1%
Covanta Energy Corp.
Synthetic Letter of Credit 1.746%, due 2/10/14		499,025	492,996
Term Loan B 1.754%, due 2/10/14		970,565	958,838
			1,451,834
Healthcare, Education & Childcare 0.1%
Warner Chilcott Co., LLC New Term Loan B2 4.25%, due 3/15/18		228,000	228,071
Warner Chilcott Corp. New Term Loan B1 4.25%, due 3/15/18		456,000	456,143
WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18		313,500	313,598
			997,812
Hotels, Restaurants & Leisure 0.4%
Caesars Entertainment Corp. Term Loan 9.25%, due 2/24/17		2,800,000	2,808,167
Gateway Casinos & Entertainment, Ltd. Canadian Term Loan 6.50%, due 4/20/16	C$	1,985,000	2,073,660
			4,881,827
Leisure, Amusement, Motion Pictures, Entertainment 0.2%
Clubcorp Operations, Inc. Term Loan B 6.00%, due 11/9/16		$1,990,000	1,987,512

Media 0.4%
Charter Communications Operating LLC Extended Term Loan 3.50%, due 9/6/16		2,152,876	2,141,343
Clear Channel Communications, Inc. Delayed Draw Term Loan 2 3.837%, due 1/29/16		3,166,823	2,636,381
			4,777,724
Oil & Gas 1.3%
Frac Tech International LLC Term Loan B 6.25%, due 5/6/16		5,280,882	5,270,616
Hercules Offshore LLC Term Loan B 7.50%, due 7/6/13		770,424	768,498
MEG Energy Corp. New Term Loan B 4.00%, due 3/16/18		8,000,000	7,992,224
			14,031,338
Retail 0.3%
Neiman Marcus Group, Inc. (The) New Term Loan 4.75%, due 5/16/18		3,000,000	2,957,985

Telecommunications 0.4%
MetroPCS Wireless, Inc.
Incremental Term Loan B3 3.938%, due 3/16/18		3,989,992	3,971,290
Extended Term Loan B 4.009%, due 11/4/16		803,605	801,429
			4,772,719
Utilities 0.1%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.728%, due 10/10/17		1,033,493	769,306

Total Loan Assignments & Participations (Cost $65,395,232)			65,443,741

Mortgage-Backed Securities 1.1%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.1%
Banc of America Commercial Mortgage, Inc.
Series 2005-J, Class 1A1 3.072%, due 11/25/35 (j)	1,016,172	787,006
Series 2007-2, Class A4 5.821%, due 4/10/49 (j)	600,000	644,286
Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class A4 5.201%, due 12/11/38	590,000	638,531
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	590,000	640,063
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	1,066,218	1,014,193
Greenpoint Mortgage Funding Trust Series 2007-AR2, Class 1A1 0.317%, due 4/25/47 (a)	680,518	583,014
GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.998%, due 8/10/45 (j)	635,000	679,887
Indymac Index Mortgage Loan Trust
Series 2004-AR4, Class 3A 2.551%, due 8/25/34 (j)	838,662	699,806
Series 2005-AR9, Class 4A2 2.579%, due 7/25/35 (j)	3,083,909	2,554,970
Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A1S 0.297%, due 2/25/47 (a)	2,702,866	2,233,876
Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (f)	482,706	443,251
WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 5.368%, due 11/25/36 (j)	851,626	736,711
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.735%, due 7/25/36 (j)	891,758	739,564

Total Mortgage-Backed Securities (Cost $11,675,051)		12,395,158

Municipal Bonds 0.6%
New York 0.4%
New York City Industrial Development Agency Special Facilities Revenue Series A 8.00%, due 8/1/12	5,100,000	5,242,902

Texas 0.2%
Alliance Airport Authority, American Airlines Project 7.00%, due 12/1/11 (c)	1,890,000	1,894,574

Total Municipal Bonds (Cost $7,129,014)		7,137,476

Yankee Bonds 11.6% (k)
Banks 0.6%
Mizuho Capital Investment, Ltd. 14.95%, due 12/31/49 (a)(b)	4,395,000	5,570,003
Royal Bank of Scotland PLC (The) 0.454%, due 8/29/17 (a)	1,600,000	1,379,837
		6,949,840
Building Materials 0.3%
Hanson PLC 6.125%, due 8/15/16 (c)	3,655,000	3,819,475

Electric 0.4%
Intergen N.V. 9.00%, due 6/30/17 (b)	3,900,000	4,114,500

Forest Products & Paper 0.4%
Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (b)	2,275,000	1,467,375
Stora Enso Oyj 7.25%, due 4/15/36 (b)	3,000,000	2,805,000
		4,272,375
Home Builders 0.1%
Desarrolladora Homex S.A. de C.V. 7.50%, due 9/28/15 (c)	1,000,000	1,022,500

Insurance 0.5%
Oil Insurance, Ltd. 3.228%, due 12/29/49 (a)(b)	3,250,000	2,995,557
Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(b)	2,500,000	2,451,068
		5,446,625
Iron & Steel 0.6%
APERAM 7.375%, due 4/1/16 (b)	7,025,000	6,972,313

Leisure Time 0.3%
Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27 (c)	3,000,000	3,030,000

Machinery - Construction & Mining 0.6%
Boart Longyear Management Pty, Ltd. 7.00%, due 4/1/21 (b)	6,445,000	6,622,238

	Mining 2.3%
	FMG Resources August 2006 Pty, Ltd. 7.00%, due 11/1/15 (b)	6,500,000	6,735,625
	Novelis, Inc.
	8.375%, due 12/15/17	7,900,000	8,601,125
	8.75%, due 12/15/20	1,200,000	1,335,000
	Vedanta Resources PLC
	6.75%, due 6/7/16 (b)	1,000,000	1,016,250
	8.25%, due 6/7/21 (b)	8,435,000	8,720,103
			26,408,103
	Miscellaneous - Manufacturing 0.8%
	Bombardier, Inc. 7.75%, due 3/15/20 (b)	7,995,000	8,994,375

	Oil & Gas 1.6%
	Anadarko Finance Co. 7.50%, due 5/1/31 (c)	5,000,000	5,999,545
	OGX Petroleo e Gas Participacoes S.A. 8.50%, due 6/1/18 (b)	6,925,000	7,298,950
	Precision Drilling Corp. 6.50%, due 12/15/21 (b)	4,570,000	4,661,400
			17,959,895
	Oil & Gas Services 0.5%
	Cie Generale de Geophysique – Veritas 6.50%, due 6/1/21 (b)	5,550,000	5,480,625

	Pharmaceuticals 0.3%
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 7.75%, due 9/15/18 (b)	3,000,000	3,030,000

	Telecommunications 1.3%
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17	5,260,000	5,628,200
	Satmex Escrow S.A. de C.V. 9.50%, due 5/15/17 (b)	5,000,000	5,125,000
	Virgin Media Finance PLC 8.375%, due 10/15/19 (c)	3,000,000	3,352,500
			14,105,700
	Transportation 1.0%
	CEVA Group PLC 8.375%, due 12/1/17 (b)	3,250,000	3,286,562
	CHC Helicopter S.A. 9.25%, due 10/15/20 (b)	6,585,000	5,893,575
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (b)	2,770,000	2,548,400
			11,728,537
	Total Yankee Bonds (Cost $126,411,743)		129,957,101
	Total Long-Term Bonds (Cost $1,056,885,214)		1,094,543,193

		Shares	Value
	Common Stocks 2.3%
	Auto Manufacturers 1.5%
¤	Ford Motor Co. (e)	1,059,000	12,930,390
	General Motors Co. (e)	155,862	4,314,260
			17,244,650
	Banks 0.4%
¤	CIT Group, Inc. (e)	29,276	1,163,428
	Citigroup, Inc.	71,966	2,759,177
			3,922,605
	Building Materials 0.1%
	Nortek, Inc. (e)	2,010	63,305
	U.S. Concrete, Inc. (e)(f)	71,988	606,859
			670,164
	Chemicals 0.1%
	Lyondell Chemical Co.	38,068	1,502,163

	Mining 0.1%
	Aleris International, Inc. (f)(g)	13,652	682,600

	Packaging & Containers 0.1%
	Rock-Tenn Co. Class A	20,292	1,247,146
	Total Common Stocks (Cost $29,133,519)		25,269,328

	Convertible Preferred Stocks 0.6%
	Diversified Financial Services 0.6%
	Citigroup Capital XIII (a) 7.88%	40,000	1,082,800
	SG Preferred Capital II LLC (a)(b) 6.30%	5,375	5,302,773
	Total Convertible Preferred Stocks (Cost $5,895,313)		6,385,573

Preferred Stock 0.1%
Savings & Loans 0.1%
GMAC Capital Trust I 8.125%	40,000	1,024,800

Total Preferred Stock (Cost $1,000,000)		1,024,800
	Number of Warrants	Value
Warrants 0.2%
Auto Manufacturers 0.2%
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (e)	69,330	1,305,484
Strike Price $18.33 Expires 7/10/19 (e)	69,330	942,195
Total Warrants (Cost $2,795,052)		2,247,679
	Principal Amount	Value
Short-Term Investment 4.4%
Repurchase Agreement 4.4%
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $49,710,957 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $46,830,000 and a Market Value of $50,709,304)	$49,710,916	49,710,916
Total Short-Term Investment (Cost $49,710,916)		49,710,916
Total Investments, Before Investments Sold Short (Cost $1,145,420,014) (l)	105.4%	1,179,181,489

Long-Term Bonds Sold Short (7.4%)
Corporate Bonds Sold Short (4.4%)
Apparel (0.8%)
Levi Strauss & Co. 7.625%, due 5/15/20	(9,250,000)	(9,307,813)

Banks (1.2%)
GMAC, Inc. 8.00%, due 11/1/31	(10,000,000)	(10,712,500)
SunTrust Bank 7.25%, due 3/15/18	(2,000,000)	(2,329,872)
		(13,042,372)
Entertainment (0.9%)
AMC Entertainment, Inc. 9.75%, due 12/1/20 (b)	(8,750,000)	(8,925,000)
Mohegan Tribal Gaming Authority 7.125%, due 8/15/14	(1,000,000)	(677,500)
		(9,602,500)
Food (0.1%)
Dean Foods Co. 7.00%, due 6/1/16	(1,000,000)	(990,000)

Forest Products & Paper (0.0%)‡
NewPage Corp. 10.00%, due 5/1/12	(1,000,000)	(243,750)

Media (0.1%)
Time Warner Cable, Inc. 8.75%, due 2/14/19	(1,000,000)	(1,309,789)

Mining (1.0%)
Vulcan Materials Co. 7.50%, due 6/15/21	(10,780,000)	(10,813,450)

Packaging & Containers (0.0%)‡
CB Smurfit Stone 8.00%, due 3/15/17	(2,000,000)	(52,500)

Retail (0.3%)
Nordstrom, Inc. 6.25%, due 1/15/18	(3,000,000)	(3,542,217)
Total Corporate Bonds Sold Short (Proceeds $49,417,876)		(48,904,391)

U.S. Government Sold Short (2.2%)
United States Treasury Notes
1.25%, due 8/31/15	(15,000,000)	(15,168,750)
3.50%, due 2/15/18	(9,000,000)	(9,883,125)
Total U.S. Government Sold Short (Proceeds $23,916,381)		(25,051,875)

Yankee Bonds Sold Short (0.8%) (k)
Home Builders (0.1%)
Desarrolladora Homex S.A. de C.V. 7.50%, due 9/28/15	(1,000,000)	(1,022,500)

Leisure Time (0.2%)
Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27	(2,000,000)	(2,020,000)

Oil & Gas (0.5%)
Anadarko Petroleum Corp. 7.625%, due 3/15/14	(5,000,000)	(5,754,920)

Total Yankee Bonds Sold Short (Proceeds $7,726,392)		(8,797,420)

Total Long-Term Bonds Sold Short (Proceeds $81,060,649)		(82,753,686)

Common Stock Sold Short (0.1%)	Shares	Value
Packaging & Containers (0.1%)
Rock-Tenn Co. Class A	(20,292)	(1,247,146)

Total Common Stock Sold Short (Proceeds $1,493,252)		(1,247,146)
Total Investments Sold Short (Proceeds $82,553,901)	(7.5)%	(84,000,832)
Total Investments, Net of Investments Sold Short (Cost $1,062,866,113)	97.9	1,095,180,657
New York Life Agreement(d)	0.0	0
Other Assets, Less Liabilities	2.1	23,782,643
Net Assets	100.0%	$1,118,963,300

¤	Among the Fund's 10 largest issuers held, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at July 31, 2011.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(d)
Security or a portion of the security is pledged as collateral for the benefit of Lehman Brothers International (Europe).  As a result of the Lehman Brothers International (Europe) bankruptcy, these securites are operationally illiquid.  The total market value of these securities at July 31, 2011 is $19,664,174, which represents 1.8% of the Fund's net assets. Additionally, the Fund had other securities that were originally pledged as collateral for Lehman Brothers International (Europe) which have since been called by the issuer or have matured. As a result, cash in the amount of $29,877,437, representing 2.7% of the Fund's net assets is pledged as collateral for the benefit of Lehman Brothers International (Europe), and has been deemed restricted by the Fund. The Fund has entered into an agreement with New York Life Insurance Company, pursuant to which, at the conclusion of the bankruptcy appeal process relating to Lehman Brothers Inc., should the Fund be entitled to obtain less than 100% of the then current market value of the collateral, New York Life Insurance Company will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral. As of July 31, 2011, the fair value of the agreement is $0.

(e)	Non-income producing security.
(f)	Illiquid security. The total market value of these securities at July 31, 2011 is $2,077,558, which represents 0.2% of the Fund's net assets.
(g)	Fair valued security. The total market value of these securities at July 31, 2011 is $1,027,448, which represents 0.1% of the Fund's net assets.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2011. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at July 31, 2011.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	At July 31, 2011, cost is $1,145,426,939 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$53,161,271
Gross unrealized depreciation	(19,406,721)
Net unrealized appreciation	$33,754,550

-The following abbreviations are used in the above portfolio:
€	-Euro
£	-British Pound Sterling
C$	-Canadian Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets and liabilities.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$44,934,472	$—	$44,934,472
Convertible Bond	—	1,084,331	—	1,084,331
Corporate Bonds (b)	—	737,127,012	344,848	737,471,860
Foreign Bonds	—	96,119,054	—	96,119,054
Loan Assignments & Participations	—	65,443,741	—	65,443,741
Mortgage-Backed Securities	—	12,395,158	—	12,395,158
Municipal Bonds	—	7,137,476	—	7,137,476
Yankee Bonds	—	129,957,101	—	129,957,101
Total Long-Term Bonds	—	1,094,198,345	344,848	1,094,543,193
Common Stocks (c)	24,586,728	—	682,600	25,269,328
Convertible Preferred Stocks	6,385,573	—	—	6,385,573
Preferred Stock	1,024,800	—	—	1,024,800
Warrants	2,247,679	—	—	2,247,679
Short-Term Investment
Repurchase Agreement	—	49,710,916	—	49,710,916
Total Investments in Securities	34,244,780	1,143,909,261	—	1,179,181,489
Other Financial Instruments
Credit Default Swaps (d)	—	1,147,714	—	1,147,714
Total Investments in Securities and Other Financial Instruments	$34,244,780	$1,145,056,975	$1,027,448	$1,180,329,203

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(48,904,391)	$—	$(48,904,391)
U.S. Government Sold Short	—	(25,051,875)	—	(25,051,875)
Yankee Bonds Sold Short	—	(8,797,420)	—	(8,797,420)
Total Long-Term Bonds Sold Short	—	(82,753,686)	—	(82,753,686)
Common Stock Sold Short	(1,247,146)	—	—	(1,247,146)
Total Investments in Securities Sold Short	(1,247,146)	(82,753,686)	—	(84,000,832)
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	(4,066,591)	—	(4,066,591)
Total Investments in Securities Sold Short and Other Financial Instruments	$(1,247,146)	$(86,820,,277)	$—	$(88,067,423)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $333,051 and $11,797 are held in Auto Manufacturers and Mining, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The level 3 security valued at $682,600 is held in Mining within the Common Stocks section of the Portfolio of Investments.
(d)	The value listed for these securities reflects unrealized appreciation (depreciation) value as shown on the table of credit default swaps.
(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of foreign currency forward contracts.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2011
Long-Term Bonds
Corporate Bonds
Auto Manufacturers	$-	$-	$-	$(77,318)	$552,316	(a)	$(141,947	)(b)	$-	$-	$333,051	$(77,318)
Mining	15,679	-	-	(3,882)	-		-		-	-	11,797	(3,882)
Loan Assignments & Participations
Mining	23	1	(225,723)	225,699	-		-		-	-	-	-
Common Stock
Mining	-	-	-	(239,764)	-		-		922,364	-	682,600	(239,764)
Total	$15,702	$1	$(225,723)	$(95,265)	$552,316		$(141,947)		$922,364	$-	$1,027,448	$(320,964)

(a)	Purchases include securities received from a restructure.
(b)	Sales include disbursement as a result of a restructure.

As of July 31, 2011, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold	Contract Amount Purchased		Unrealized Appreciation (Depreciation)
Foreign Currency Sale Contracts:
Canadian Dollar vs. U.S. Dollar, expiring 8/26/11	JPMorgan Chase Bank	CAD	2,000,000	USD	2,062,898	USD	(29,255)
Euro vs. U.S. Dollar, expiring 8/26/11	JPMorgan Chase Bank	EUR	77,940,000		109,230,416		(2,703,579)
Pound Sterling vs. U.S. Dollar, expiring 8/26/11	JPMorgan Chase Bank	GBP	26,070,000		41,448,380		(1,333,757)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						USD	(4,066,591)

As of July 31, 2011, the Fund held the following foreign currencies:

		Currency		Cost		Value
Canadian Dollar	CAD	91,066	USD	94,028	USD	95,312
Euro	EUR	2,098,576		2,946,674		3,015,442
Pound Sterling	GBP	548,212		872,041		899,864
Total			USD	3,912,743	USD	4,010,618

As of July 31, 2011, the Fund held the following credit default swaps:

					(Pay)/	Upfront
				Notional	Receive	Payments		Unrealized
Reference		Termination	Buy/Sell	Amount	Fixed	(Received)/		Appreciation
Entity	Counterparty	Date	Protection1	(000)2	Rate3	Paid	Value	(Depreciation)
Austria	Credit Suisse First Boston	9/20/16	Buy	$22,000	(1.00)%	$(251,653)	$(112,640)	$139,013

France	Credit Suisse First Boston	9/20/16	Buy	$22,500	(0.25)%	754,848	1,012,717	257,869

Italy	Credit Suisse First Boston	9/20/16	Buy	$13,500	(1.00)%	495,540	1,246,372	750,832
						$998,735	$2,146,449	$1,147,714

1
Buy - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as buyer of credit event as defined under the terms of that particular swap agreement.

3
The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a  buyer of protection) annually on the notional amount of the credit default swap contract.

Eclipse Funds Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2011 Unaudited

SECURITIES VALUATION.

The Fund prepares its financial statements in accordance with generally accepted accounting principles  ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

“Fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances.  The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended July 31, 2011, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Fund have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended July 31, 2011 there have been no changes to the fair value methodologies.

The aggregate value by input level, as of July 31, 2011, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices.  Prices normally are taken from the principal market in which each security trades.  Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities are valued at the evaluated bid prices supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. These securities are all generally categorized as Level 2 in the hierarchy.

Foregin currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service, and are generally categorized as Level 2 in the hierarchy. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans.

Credit default swaps are valued at prices supplied by a pricing agent or brokers selected by the Fund’s Manager in consultation with the Fund’s Subadvisor whose prices reflect broker/dealer supplied valuations and electronic data processing techniques.  Swaps are marked to market daily and the change in value, if any, is recorded as unrealized appreciation or depreciation. These securities are generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor, if any, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2011, the High Yield Opportunities Fund held securities with a value of  $1,027,448 that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, if any, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor, if any, may, pursuant to procedures adopted by the Fund's Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures and are generally categorized as Level 2 in the hierarchy. At July 31, 2011, foreign equity securities held by the High Yield Opportunities Fund were not fair valued.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it. Illiquid securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager of Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may, consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).  Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

On September 15, 2008, one of the Fund's trading counterparties, Lehman Brothers International (Europe) ("LBIE"), was placed in insolvency administration under the U.K. Insolvency Act. As a result, the Fund has been unable to close out open short positions with LBIE and has been unable to sell or substitute out the securities that are pledged as collateral for these open short positions. While this has not impacted the Fund’s ability to implement its investment strategy to date, until these securities are made available, there may be an impact on the Fund's ability to fully implement its investment strategy. The Fund has pursued and will continue to pursue efforts to return the borrowed securities and secure the release of collateral. However, the Fund cannot assure that these efforts will be successful.

In order to mitigate any potential negative impact on the Fund and its shareholders which may result from a final judicial determination that the Fund is not entitled to the unfettered use and ownership of the collateral, the Fund and New York Life Insurance Company (“New York Life”), an affiliate of the Fund’s adviser, have entered into an agreement with respect to the collateral. Pursuant to that agreement, at the conclusion of the bankruptcy appeal process, should the Fund be entitled to obtain less than 100 percent of the then current market value of the collateral, New York Life will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral.

As of July 31, 2011, the Fund had pledged approximately 1.8% of its net assets to cover its open short positions with LBIE. These pledged securities are held in an account with the Fund's custodian, State Street Bank and Trust Company, for the benefit of LBIE. To the extent that the Fund determines that these securities are illiquid, either due to the operational restraints discussed above or for any other reason, the Fund will not purchase additional illiquid securities if at the time of purchase the value of all portfolio securities deemed illiquid represents more than 15% the Fund's net assets. However, the Fund may obtain illiquid securities as a result of a corporate action on an existing security held by the Fund, if the Fund's portfolio managers believe that holding such illiquid security is in the best interest of the Fund and its shareholders. The Fund may change any such determination at any time without notice to shareholders.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 29, 2011

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	September 29, 2011